SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summary of the Company's Segment Net Sales, Gross Profit and Income Before Income Taxes

Summarized below are the Company’s segment information for the years ended December 31, 2025, 2024 and 2023 based on the current reporting segment structure.

	Year ended December 31, 2025
	Equipment	Services	Consolidated
	(in thousands)
Net Sales	$751	$8,227	$8,978
Cost of Net Sales	(1,401)	(6,526)	(7,927)
Gross Profit (Loss)	(650)	1,701	1,051
Research and Development			(4,644)
General and corporate			(2,735)
Loss before income taxes			$(6,328)

	Year ended December 31, 2024
	Equipment	Services	Consolidated
	(in thousands)
Net Sales	$1,406	$9,472	$10,878
Cost of Net Sales	(1,223)	(6,749)	(7,972)
Gross Profit	183	2,723	2,906
Research and Development			(5,085)
General and corporate			(1,506)
Loss before income taxes			$(3,685)

	Year ended December 31, 2023
	Equipment	Services	Consolidated
	(in thousands)
Net Sales	$4,594	$11,159	$15,753
Cost of Net Sales	(3,666)	(7,697)	(11,363)
Gross Profit	928	3,462	4,390
Research and Development			(5,881)
General and corporate			(1,086)
Loss before income taxes			$(2,577)

Schedule of Sales Data by Geographical Area

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
		% of net		% of net		% of net
	2025	Sales	2024	Sales	2023	Sales
	(in thousands, except percentages)
Net Sales by Region
China	$2,053	23%	$2,084	19%	$2,577	16%
India	2,993	33%	4,893	45%	8,268	53%
Japan	3,932	44%	3,901	36%	4,908	31%
Total	$8,978	100%	$10,878	100%	$15,753	100%

Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2025	2024
	(in thousands)
China	$709	$475
Other	—	1
Total long-lived assets	$709	$476